Taxation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Income taxes refund		$ 7
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			$ 7	$ 8
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			21	20
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			80	86
Loss contingency, reduction of damages sought			51	76
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			15	15
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			8	8
Guinea Tax Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Other provisions			2	2
Tanzania Revenue Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			$ 267	$ 254
Loss contingency, increase in damages sought	$ 13